Related Party Transactions - Summary of Disclosure of Information about Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short term employee benefits	€ 9,208	€ 5,388	€ 5,848
Restricted Stock Units ('RSUs') Awards	3,267	1,487	0
Post-employment pension and medical benefits	0	0	35
Key management personnel compensation	€ 12,475	€ 6,875	€ 5,883